Kirkpatrick & Lockhart LLP
75 State Street
Boston, MA  02109


                                                                 July 14, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   Eaton Vance Floating-Rate Income Trust.
            Registration Statement on Form N-2 (333-_______; 811-21574)

Ladies and Gentlemen:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Floating-Rate Income Trust (the "Trust") is a registration statement on Form N-2 relating to Registrant's issuance of auction preferred shares, par value $.01 per share ("APS")(the "APS Registration Statement").

      The Trust is a closed-end management investment company that recently made an initial offering of common shares of beneficial interest. The Trust's common shares are registered on a Form N-2 that the Securities and Exchange Commission ("SEC") declared effective on June 23, 2004 ("Common Shares Registration Statement"). The APS Registration Statement contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

      The SEC staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

      In this regard, the disclosure in the APS Registration Statement regarding the Trust and its operations is substantially identical to that contained in the Common Shares Registration Statement reviewed by the SEC staff and declared effective on June 23, 2004. In addition, disclosure relating to the terms of the APS, including the auction process and procedures is identical to that contained in the registration statements registering APS of Eaton Vance Senior Floating-Rate Trust (811-21411) that was reviewed by the staff and declared effective on January 22, 2004 and of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (811-21519) that was reviewed by the staff and declared effective on July 14, 2004.

      Therefore, the APS Registration Statement is substantially identical to the above registration statements, except for Trust-specific disclosure. The Trust-specific disclosure in turn is the same as the disclosure in the Common Shares Registration Statement. Thus, the staff may conclude that the entire APS Registration Statement needs only cursory (if any) review.

      The Trust is currently in negotiations with Standard & Poor's Ratings Group, Fitch Ratings and Moody's Investors Service, Inc. to provide a AAA/Aaa rating for the Trust's auction preferred shares. The Trust will engage two of these nationally recognized statistical rating agencies to provide such a rating. Accordingly, the rating agencies that will rate the APS are not yet named in the Registration Statement. This in turn will be provided by pre-effective amendment.

      The Trust desires to commence the public offering of APS as soon as possible and expects to begin circulating a "red herring" prospectus in early August 2004. The appropriate legends are included on the cover pages of the prospectus and SAI. The Trust requests selective review as discussed above and seeks comments, if any, on the APS Registration Statement as soon as possible. It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the APS Registration Statement. In this pre-effective amendment, the Trust also will include an unaudited interim financial statement.

      Questions should be directed to the undersigned at 617.261.3246 or to Marc Stahl at 617.261.3187.

                                          Sincerely,

                                          /s/Clair E. Pagnano
                                          -------------------
                                          Clair E. Pagnano